STOCKHOLDERS’ DEFICIT (Details Narrative)														1 Months Ended									3 Months Ended						9 Months Ended		12 Months Ended
	May 03, 2024 $ / shares shares	Sep. 10, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 21, 2023	Jun. 21, 2023 USD ($) Integer $ / shares shares		May 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 21, 2022	Oct. 13, 2022 USD ($) shares	May 10, 2022 USD ($) shares	May 05, 2022 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 shares	Sep. 30, 2023 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 05, 2023 shares	Oct. 12, 2022 shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized											1,000,000,000			1,000,000,000									1,000,000,000						1,000,000,000		1,000,000,000	1,000,000,000		200,000,000
[custom:AggregateSharesAuthorized-0]											1,010,000,000
Stockholders' Equity, Reverse Stock Split				one-for-25						one-for-100
Common Stock, Par or Stated Value Per Share | $ / shares														$ 0.0001									$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Voting Rights																													one		one vote per share
Stock Issued During Period, Shares, New Issues																						1									25,543
Stock Issued During Period, Value, New Issues | $							$ 25,000																$ 742,513	$ 2,877,475	$ 1,736,206						$ 4,463,076
Stock Issued During Period, Shares, Issued for Services																				2,378
Stock Issued During Period, Value, Issued for Services | $																				$ 499,338			$ 88,369		$ 224,265	$ 1,157,090		$ 499,338			499,338
Shares Issued, Price Per Share | $ / shares																				$ 210.00								$ 210.00
[custom:StockIssuedDuringPeriodValuePursuantToDisposition] | $					$ (1,357,043)	[1]																					$ 1,357,043				$ 1,357,043
Share Price | $ / shares			$ 486.50															$ 486.50
[custom:ClassOfWarrantOrRightNumberOfSecuritiesExercised]			2,476
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 6,562.50															$ 6,562.50													$ 471.50
Proceeds from Warrant Exercises | $			$ 1,167,566
[custom:StockIssuedDuringPeriodValueAccruedAmountOwedToSundryExecutives]																	856
[custom:StockIssuedDuringPeriodSharesAccruedAmountOwedToSundryExecutives] | $																	$ 500,000
[custom:CommonStockIssuedPursuantToConsultingAgreement] | $																						$ 123,000										$ 123,000
Stock Redeemed or Called During Period, Value | $																										$ 25,000					$ 25,000
Preferred Stock, Redemption Amount | $							$ 25,000
Proceeds from Issuance of Common Stock | $												$ 8,100,000																	$ 5,356,194		8,145,381
[custom:ProceedsFromIssuanceOfCommonStockAfterDeductingUnderwritingDiscountsAndCommissions] | $																															700,000
[custom:ProceedsFromIssuanceOfCommonStockAfterDirectOfferingExpenses] | $																															500,000
Proceeds from Issuance of Warrants | $																														$ 1,167,566
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														12,980									12,980						12,980
[custom:PlacementAgentFeesAndExpenses.] | $														$ 2,877,475
Stock Issued During Period, Value, Conversion of Convertible Securities | $																								$ 313,816							5,759,177
Sunnyside LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																73
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $																																$ 1,000,000
Convertible Promissory Notes December 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																																48
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $																																$ 264,000
Merchant Advances From Gynger Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities | $															$ 313,816
Stock Issued During Period, Shares, Conversion of Convertible Securities															2,120
Series C Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Converted																975													3,442
Convertible Preferred Stock, Shares Issued upon Conversion														3,841									3,841						3,841
Preferred Stock, Value, Issued | $														$ 1									$ 1						$ 1		$ 1
Preferred Stock, Shares Outstanding														1,643									1,643						1,643		4,786	0
Preferred Stock, Par or Stated Value Per Share | $ / shares																															$ 0.0001	$ 0.0001
[custom:PreferredStockRedemptionValuePercentage]					112.00%
[custom:RedemptionPercentage]					112.00%
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																1,088
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Redeemed or Called During Period, Value | $											$ 25,000
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Value, Issued | $																																				$ 25,000
Preferred Stock, Shares Outstanding																																				250,000,000
Series Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Value, Issued | $																															$ 1	$ 1			$ 1,000
Preferred Stock, Shares Authorized																																6,300			6,800
Preferred Stock, Convertible, Conversion Price | $ / shares																																			$ 9.30
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001
[custom:NumberOfVotesPerShareOfPreferredStock]							250,000,000
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001
Series A Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Value, Issued | $														$ 1									$ 1						$ 1		$ 1
Preferred Stock, Shares Outstanding																															6,300	6,300
Preferred Stock, Shares Authorized																															6,300	6,300
Preferred Stock, Par or Stated Value Per Share | $ / shares																															$ 0.0001	$ 0.0001
2023 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		1,260
Stock Issued During Period, Value, Issued for Services | $		$ 657,090
Shares Issued, Price Per Share | $ / shares		$ 521.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		1,300
[custom:TermForNonRecoursePromissoryNotes]		5 years
Equity Purchase Agreement [Member] | Oasis and First Fire Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																																1,596
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:GrossProceedsFromIssuanceOfCommonStock] | $									$ 10,000,000.0
Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares									$ 275
Securities Purchase Agreement [Member] | Statement Scenario Two [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									36,364
Share Price | $ / shares									$ 275
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									0.0001
[custom:ClassOfWarrantOrRightNumberOfWarrantsOrRightsExercisable] | $ / shares									$ 33,004
Proceeds from Issuance of Warrants | $									$ 10,000,000
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					5,761
Shares Issued, Price Per Share | $ / shares					$ 1,000
Preferred Stock, Convertible, Conversion Price | $ / shares					0.717
Preferred Stock, Par or Stated Value Per Share | $ / shares					0.0001
[custom:ConvertiblePreferredStockConvertibleValue-0] | $ / shares					$ 1,000
Debt Instrument, Convertible, Threshold Trading Days | Integer					5
Convertible Preferred Stock Converted to Other Securities | $					$ 1,000
A T M Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues | $																													24,012
Proceeds from Issuance of Common Stock | $																													$ 2,478,719
Securities Purchasement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														7,575
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 156.50													$ 156.50	$ 156.50								$ 156.50						$ 156.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	20,555
Warrant, Exercise Price, Increase | $ / shares	$ 3,216,857.50														$ 3,216,857
D.Jones Tailored Collection Ltd [Member] | HJ Settlement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:StockIssuedDuringPeriodSharesPursuantToDisposition]					39,052														39,052
[custom:StockIssuedDuringPeriodValuePursuantToDisposition] | $																			$ 1,357,043
Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																					2,200
Stock Issued During Period, Value, New Issues | $																					$ 322,300
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																							28,094	7,575	8,898
Debt Conversion, Converted Instrument, Shares Issued			640
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			9,638															9,638
Proceeds from Issuance or Sale of Equity | $																															$ 5,000,000.0
[custom:NetProceedsFromIssuanceOrSaleOfEquity] | $																															$ 4,300,000
Stock Issued During Period, Value, New Issues | $																							$ 3	$ 1	$ 1
Stock Issued During Period, Shares, Issued for Services																							1,211		1,372	2,103		95	2,582
Stock Issued During Period, Value, Issued for Services | $																													$ 312,634
[custom:StockIssuedDuringPeriodSharesPursuantToDisposition]																											1,562
[custom:StockIssuedDuringPeriodValuePursuantToDisposition] | $
Conversion of Stock, Shares Converted																1,088
Convertible Preferred Stock, Shares Issued upon Conversion														3,841									3,841						3,841		1,001
Stock Redeemed or Called During Period, Value | $
Stock Issued During Period, Value, Conversion of Convertible Securities | $
Stock Issued During Period, Shares, Conversion of Convertible Securities																								2,120
Common Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:AggregateSharesAuthorized-0]									168,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									3,360
Proceeds from Issuance of Common Stock | $									$ 9,000,000.0
Warrant [Member] | Securities Purchasement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														20,555	20,555								20,555						20,555
Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio								9,500
Common Warrants [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																															9,500
Pre Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																															16,043
[custom:CommonStockSharesVolumeWeightedAveragePricePerShareOnNasdaqCapitalMarket]								195.75
Debt Conversion, Converted Instrument, Shares Issued								16,043																							16,043
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			9,638					16,043										9,638
[custom:ClassOfWarrantOrRightNumberOfSecuritiesIssued]			9,638
[custom:ClassOfWarrantOrRightNumberOfSecuritiesExercised]																															9,638
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 471.50
Pre Funded Warrant [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									33,004
Pre Funded Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:ClassOfWarrantOrRightNumberOfWarrantsOrRightsExercisable] | $ / shares									$ 33,004
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			9,638															9,638
Series B Warrants [Member] | Securities Purchasement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																																	10,278
Class B Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									3,360
Class B Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario Two [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									33,004
Class C Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario One [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									3,360
Class C Warrant [Member] | Securities Purchase Agreement [Member] | Statement Scenario Two [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									33,004
Series A Warrants [Member] | Securities Purchasement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																																	10,278
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								9,500
Proceeds from Issuance of Private Placement | $								$ 5,000,000										$ 5,000,000
Share Price | $ / shares			$ 486.50															$ 486.50
Sale of Stock, Consideration Received on Transaction | $																		$ 3,800,000
[custom:ClassOfWarrantOrRightNumberOfSecuritiesAmended]			3,931
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 4,750.00															$ 4,750.00
[custom:ReduceExercisePriceOfAmendedWarrants-0] | $ / shares			$ 471.50															$ 471.50
Private Placement [Member] | Series Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			640
Private Placement [Member] | Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			640
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												7,478
Shares Issued, Price Per Share | $ / shares													$ 1,150
Share Price | $ / shares													$ 1,250.00
[custom:NumberOfSharesAgreedToIssueAndSell]													7,478
[custom:TermOfUnderwritersOptionToPurchaseShares]													45 days
[custom:MaximumNumberOfAdditionalSharesPurchaseUnderOption]													1,122
[custom:ProceedsFromIssuanceOfCommonStockGross] | $												$ 9,300,000

[1]	Represents the fair value of 39,052 shares of common stock issued to D. Jones.